UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scotsman Capital Management LLC
Address: 10 Rockefeller Plaza

         New York, NY  10020

13F File Number:  28-11729

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Charlie Crane
Title:     Managing Member
Phone:     212-713-7613

Signature, Place, and Date of Signing:

     Charlie Crane     New York, NY/USA     August 04, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $39,873 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADOBE SYS INC                  COM              00724F101     1121    39610 SH       SOLE                    39610        0        0
AMERICAN SUPERCONDUCTOR CORP   COM              030111108      203     7750 SH       SOLE                     7750        0        0
ANADARKO PETE CORP             COM              032511107     1371    30206 SH       SOLE                    30206        0        0
APPLE INC                      COM              037833100     1634    11475 SH       SOLE                    11475        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103     1634    33770 SH       SOLE                    33770        0        0
BARD C R INC                   COM              067383109     1010    13560 SH       SOLE                    13560        0        0
BECTON DICKINSON & CO          COM              075887109     1223    17150 SH       SOLE                    17150        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207     1506      520 SH       SOLE                      520        0        0
BOEING CO                      COM              097023105     1185    27880 SH       SOLE                    27880        0        0
CAMPBELL SOUP CO               COM              134429109     1100    37390 SH       SOLE                    37390        0        0
CHEVRON CORP NEW               COM              166764100      934    14098 SH       SOLE                    14098        0        0
CHUBB CORP                     COM              171232101      905    22700 SH       SOLE                    22700        0        0
CISCO SYS INC                  COM              17275R102     1626    87214 SH       SOLE                    87214        0        0
COCA COLA CO                   COM              191216100     1747    36400 SH       SOLE                    36400        0        0
COLGATE PALMOLIVE CO           COM              194162103      565     7990 SH       SOLE                     7990        0        0
COMCAST CORP NEW               CL A SPL         20030N200     1319    93547 SH       SOLE                    93547        0        0
EDUCATION RLTY TR INC          COM              28140H104      116    27100 SH       SOLE                    27100        0        0
EOG RES INC                    COM              26875P101     1220    17960 SH       SOLE                    17960        0        0
GILEAD SCIENCES INC            COM              375558103     1306    27875 SH       SOLE                    27875        0        0
GOODRICH PETE CORP             COM NEW          382410405     1673    68050 SH       SOLE                    68050        0        0
HOME DEPOT INC                 COM              437076102      401    16950 SH       SOLE                    16950        0        0
HONEYWELL INTL INC             COM              438516106     1355    43165 SH       SOLE                    43165        0        0
JOHNSON & JOHNSON              COM              478160104     1641    28894 SH       SOLE                    28894        0        0
JPMORGAN CHASE & CO            COM              46625H100     2278    66791 SH       SOLE                    66791        0        0
KEYCORP NEW                    COM              493267108     1441   275032 SH       SOLE                   275032        0        0
LOEWS CORP                     COM              540424108      746    27240 SH       SOLE                    27240        0        0
MASTERCARD INC                 CL A             57636Q104      433     2590 SH       SOLE                     2590        0        0
MICROSOFT CORP                 COM              594918104     1843    77531 SH       SOLE                    77531        0        0
NIKE INC                       CL B             654106103      903    17430 SH       SOLE                    17430        0        0
PFIZER INC                     COM              717081103      173    11506 SH       SOLE                    11506        0        0
POTASH CORP SASK INC           COM              73755L107      601     6460 SH       SOLE                     6460        0        0
SIRIUS XM RADIO INC            COM              82967N108       38    88780 SH       SOLE                    88780        0        0
SYSCO CORP                     COM              871829107      820    36480 SH       SOLE                    36480        0        0
TARGET CORP                    COM              87612E106      877    22225 SH       SOLE                    22225        0        0
TRANSOCEAN LTD                 REG SHS          H8817H100     1334    17957 SH       SOLE                    17957        0        0
WAL MART STORES INC            COM              931142103     1591    32840 SH       SOLE                    32840        0        0